Statements of Operations - USD ($)	2 Months Ended		12 Months Ended
	Dec. 31, 2021		Dec. 31, 2022
General and administrative expenses	$ 4,381		$ 1,092,682
Administration fee – related party			110,000
Total expenses	4,381		1,202,682
Other Income
Interest income – Investments held in Trust Account			1,976,183
Total other income			1,976,183
Net income (loss) before income taxes	(4,381)		773,501
Income tax expense			(374,862)
Net income (loss)	$ (4,381)		$ 398,639
Common Class A [Member]
Other Income
Class B common stock weighted average shares outstanding, basic and diluted			12,558,058
Class B common stock – Basic and diluted net income (loss) per share			$ 0.03
Common Class B [Member]
Other Income
Class B common stock weighted average shares outstanding, basic and diluted	2,875,000	[1],[2]	3,306,250
Class B common stock – Basic and diluted net income (loss) per share	$ (0.00)		$ 0.03

[1]	Excludes an aggregate of up to 431,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).